Trade and Other Receivables - Other receivables, net (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Current	$ 225,823	$ 927,999
Non-Current	281,163	488,081
Sectorial assets Brazil
Disclosure Of Financial Assets [Line Items]
Current		557,504
Non-Current		166,040
Accounts receivable "low income"
Disclosure Of Financial Assets [Line Items]
Current	27,593	168,025
Receivables vosa project
Disclosure Of Financial Assets [Line Items]
Current	43,800	42,442
Non-Current	268,075	308,077
Accounts receivables from employees
Disclosure Of Financial Assets [Line Items]
Current	7,869	11,024
Non-Current	12,798	12,850
Advances to suppliers
Disclosure Of Financial Assets [Line Items]
Current	28,441	21,226
Subsidy and contribution mechanisms
Disclosure Of Financial Assets [Line Items]
Current	33,545	27,133
Other
Disclosure Of Financial Assets [Line Items]
Current	84,575	100,645
Non-Current	$ 290	$ 1,114